LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES

23LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES

	December 31,	December 31,
	2019	2018
Lands and forests acquisition
Real estate receivables certificates (1)	78,345	91,085
Duratex (2)	—	385,397
	78,345	476,482
Business combination
Facepa (3)	42,533	41,185
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (4)	420,737	474,845
	463,270	516,030
	541,615	992,512

Current liabilities	94,414	476,954
Non-current liabilities	447,201	515,558
1)	Refers to obligations with the acquisition of land, farms, reforestation and houses built in Maranhão, restated by the IPCA.
2)	Refers to the commitments related to the acquisition of rural properties and forests (biological assets), restated by the IPCA settled in August 2019.
3)

Acquired in March 2018, for the amount of R$307,876, upon payment of R$267,876 and the remaining restated at the Amplified Consumer Price Index (“IPCA”), adjusted by any losses incurred through the payment date, with maturities in March 2023 and March 2028.

4)

On August 2014, the Company acquired the Vale Florestar S.A. through VFFIP, for the total amount of R$528,941 with a upon payment of R$44,998 and remaining with maturity to August 2029. The monthly settlements are subject to interest and restated at the variation of the U.S. dollar exchange rate and partially restated by variation of the IPCA.